Subsequent events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent events
(24)	Subsequent events

The Company has evaluated subsequent events through March 3, 2015, the date at which these financial statements were available to be issued. There were no subsequent events that required adjustment to or disclosure in the financial statements.